UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/02
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randy D. Holt
Title:     Vice President and Secretary
Phone:     901-818-5100

Signature, Place, and Date of Signing:

Randy D. Holt          Memphis, Tennessee            08/13/02

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              1

Form 13F Information Table Entry Total:                       121

Form 13f Information Table Value Total:                13,665,886
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                 Longleaf Partners Funds Trust,
                                      an investment company registered
                                      under the Investment Company Act
                                      of 1940 (File # 811-4923) on behalf
                                      of one or more of its four series:
                                      Longleaf Partners Fund
                                      Longleaf Partners Small-Cap Fund
                                      Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              001957109   416576 38932300 SH       SOLE                 31299800           7632500
                                                            207844 19424700 SH       DEFINED 01           19424700
                                                               610    57000 SH       OTHER                   57000
Alleghany Corp                 COM              017175100   101983   533943 SH       SOLE                   431820            102123
                                                             73272   383622 SH       DEFINED 01             383622
Allied Waste Industries, Inc.  COM              019589308     4819   502000 SH       SOLE                   502000
                                                             18098  1885200 SH       DEFINED 01            1885200
Amdocs Ltd. Ord                COM              G02602103   230248 30496400 SH       SOLE                 23749400           6747000
                                                             49963  6617600 SH       DEFINED 01            6617600
Aon Corp                       COM              037389103   100037  3393400 SH       SOLE                  2593400            800000
                                                               501    17000 SH       OTHER                   17000
Brascan Corporation            COM              10549P606    14877   647400 SH       SOLE                   647400
Brookfield Properties Corp     COM              112900105     2601   129400 SH       SOLE                    53000             76400
Cable & Wireless ADR           COM              126830207      263    34000 SH       SOLE                    34000
Catellus Development Corp      COM              149111106   159084  7790600 SH       SOLE                  5987600           1803000
                                                             69297  3393600 SH       DEFINED 01            3393600
                                                              7642   374232 SH       OTHER                   40332            333900
Checkpoint Systems, Inc.       COM              162825103     2094   179000 SH       SOLE                                     179000
Comcast Corp Special Cl A      COM              200300200   269630 11310000 SH       SOLE                  9376000           1934000
                                                            153124  6423000 SH       DEFINED 01            6423000
                                                               501    21000 SH       OTHER                   21000
Deltic Timber Corp             COM              247850100     5217   151300 SH       SOLE                    71300             80000
                                                             51548  1495000 SH       DEFINED 01            1495000
                                                             11058   320700 SH       OTHER                                    320700
FedEx Corp.                    COM              31428X106   643921 12058447 SH       SOLE                  9789847           2268600
                                                            299841  5615000 SH       DEFINED 01            5615000
                                                              1274    23866 SH       OTHER                   23866
Fiat SPA ADR                   COM              315621888   103430  8208750 SH       SOLE                  7787750            421000
First Tenn Natl                COM              337162101      919    24000 SH       SOLE                    24000
Fleming Cos                    COM              339130106    24718  1361900 SH       SOLE                   684900            677000
                                                            116505  6419000 SH       DEFINED 01            6419000
Forest City Enterprises, Inc.  COM              345550107    90764  2611900 SH       SOLE                  1634500            977400
                                                             78941  2271675 SH       DEFINED 01            2271675
                                                             13334   383700 SH       OTHER                                    383700
Forest City Enterprises, Inc.  COM              345550305      209     5850 SH       OTHER                                      5850
General Motors                 COM              370442105   507631  9497300 SH       SOLE                  7620700           1876600
                                                            267250  5000000 SH       DEFINED 01            5000000
                                                               784    14666 SH       OTHER                   14666
General Motors Class H         COM              370442832   377237 36272800 SH       SOLE                 29710800           6562000
                                                            202700 19490400 SH       DEFINED 01           19490400
                                                               586    56333 SH       OTHER                   56333
Genlyte Group, Inc.            COM              372302109    89309  2198100 SH       DEFINED 01            2198100
GrafTech International Ltd     COM              384313102    38448  3125876 SH       SOLE                  2501876            624000
                                                             47805  3886600 SH       DEFINED 01            3886600
Hilton Hotels Corp             COM              432848109   511080 36768374 SH       SOLE                 29338379           7429995
                                                            313287 22538653 SH       DEFINED 01           22538653
                                                             12102   870666 SH       OTHER                   70666            800000
Hollinger International, Inc.  COM              435569108    78137  6511400 SH       SOLE                  4455400           2056000
                                                            129660 10805000 SH       DEFINED 01           10805000
Host Marriott Corporation      COM              44107P104    94233  8339215 SH       SOLE                  7905324            433891
                                                            111447  9862523 SH       DEFINED 01            9862523
                                                               631    55798 SH       OTHER                   55798
IHOP Corp.                     COM              449623107     8511   289000 SH       SOLE                   139000            150000
                                                             87705  2978100 SH       DEFINED 01            2978100
                                                             13076   444000 SH       OTHER                                    444000
Knight Ridder                  COM              499040103   332069  5275125 SH       SOLE                  4236425           1038700
                                                            187169  2973300 SH       DEFINED 01            2973300
                                                              1408    22366 SH       OTHER                   22366
Koninklijke Philips Electronic COM              500472303    13549   490900 SH       SOLE                   490900
                                                             23049   835100 SH       DEFINED 01             835100
Macerich Company               COM              554382101    50793  1638500 SH       DEFINED 01            1638500
                                                              7843   253000 SH       OTHER                                    253000
Marriott International Class A COM              571903202   378293  9942000 SH       SOLE                  8196500           1745500
                                                            248021  6518300 SH       DEFINED 01            6518300
                                                             12214   321000 SH       OTHER                   21000            300000
Neiman Marcus Group Class B    COM              640204301    16640   515500 SH       SOLE                   515500
                                                             75332  2333700 SH       DEFINED 01            2333700
Neiman-Marcus Group            COM              640204202    41737  1202800 SH       SOLE                  1000800            202000
                                                             12978   374000 SH       DEFINED 01             374000
News Corp Ltd ADR              COM              652487703    14996   654000 SH       SOLE                   553000            101000
                                                             23916  1043000 SH       DEFINED 01            1043000
PepsiAmericas. Inc.            COM              71343P200    34440  2305200 SH       SOLE                  2050200            255000
                                                             49008  3280300 SH       DEFINED 01            3280300
Pioneer Natural Resources Co.  COM              723787107   374775 14386750 SH       SOLE                 11033050           3353700
                                                            291787 11201032 SH       DEFINED 01           11201032
                                                               886    34000 SH       OTHER                   34000
Plum Creek Timber Co., Inc.    COM              729251108   158802  5172700 SH       SOLE                  4604810            567890
                                                            137182  4468470 SH       DEFINED 01            4468470
                                                               767    25000 SH       OTHER                   25000
Ralcorp Holdings Inc.          COM              751028101     5875   188000 SH       SOLE                   113000             75000
                                                             65384  2092300 SH       DEFINED 01            2092300
Rayonier, Inc.                 COM              754907103    82460  1678400 SH       SOLE                  1257000            421400
                                                            142477  2900000 SH       DEFINED 01            2900000
Rogers Communications          COM              775109200    79365  8683300 SH       DEFINED 01            8683300
Ruddick Corp.                  COM              781258108     6920   408000 SH       DEFINED 01             408000
Saks, Inc.                     COM              79377W108   340653 26530605 SH       SOLE                 21191605           5339000
                                                                86     6666 SH       OTHER                    6666
ServiceMaster Company          COM              81760N109   355111 25882700 SH       SOLE                 20623700           5259000
                                                               988    72000 SH       OTHER                   72000
Shaw Communications, Inc. Clas COM              82028K200    18547  1656000 SH       SOLE                   887000            769000
                                                             52976  4730000 SH       DEFINED 01            4730000
Telephone & Data Systems, Inc. COM              879433100   385327  6363785 SH       SOLE                  5076285           1287500
                                                            211925  3500000 SH       DEFINED 01            3500000
                                                               545     9000 SH       OTHER                    9000
Texas Industries               COM              882491103     8162   259200 SH       SOLE                   146600            112600
                                                             72455  2300900 SH       DEFINED 01            2300900
The MONY Group, Inc.           COM              615337102     8798   258700 SH       SOLE                   258700
                                                             71067  2089600 SH       DEFINED 01            2089600
Thomas Industries              COM              884425109     2736    95000 SH       SOLE                                      95000
                                                              5063   175800 SH       DEFINED 01             175800
Trizec Properties              COM              89687P107   305097 18095891 SH       SOLE                 14650891           3445000
                                                            277851 16479900 SH       DEFINED 01           16479900
                                                             10165   602900 SH       OTHER                   47900            555000
U. S. Industries               COM              912080108     8047  2332500 SH       SOLE                  2004500            328000
                                                             28083  8140000 SH       DEFINED 01            8140000
USG Corporation                COM              903293405    10046  1405100 SH       SOLE                   946300            458800
                                                             16694  2334800 SH       DEFINED 01            2334800
Vivendi Universal ADR          COM              92851s204     8191   381000 SH       SOLE                   348000             33000
Walt Disney Company            COM              254687106   401011 21217500 SH       SOLE                 17821900           3395600
                                                            217444 11505000 SH       DEFINED 01           11505000
                                                               132     7000 SH       OTHER                    7000
Waste Management, Inc.         COM              94106L109   519825 19954893 SH       SOLE                 15936093           4018800
                                                            259461  9960100 SH       DEFINED 01            9960100
                                                               941    36132 SH       OTHER                   36132
Yum! Brands, Inc.              COM              988498101   512750 17529900 SH       SOLE                 14449600           3080300
                                                            336960 11520000 SH       DEFINED 01           11520000
                                                               994    34000 SH       OTHER                   34000
News Corp. Ltd Ord New AUSO.50 COM              6886925        220    40400 SH       SOLE                    40400
                                                             28083  5168000 SH       DEFINED 01            5168000
Brascan Corporation            COM              10549P606     4371   190000 SH       SOLE                                     190000
                                                             98582  4285000 SH       DEFINED 01            4285000